Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	Market and customer- related £m	Content, software and other £m	Total acquired intangible assets £m	Internally developed intangible assets £m	Total £m
Cost
At 1 January 2017	3,872	3,679	7,551	2,550	10,101
Acquisitions	32	24	56	–	56
Additions	–	–	–	304	304
Disposals/reclassified as held for sale	(26)	(76)	(102)	(42)	(144)
Transfers	(50)	27	(23)	–	(23)
Exchange translation differences	(309)	(162)	(471)	(121)	(592)
At 1 January 2018	3,519	3,492	7,011	2,691	9,702
Acquisitions	310	113	423	—	423
Additions	–	–	–	304	304
Disposals/reclassified as held for sale	(15)	(11)	(26)	(148)	(174)
Exchange translation differences	211	130	341	99	440
At 31 December 2018	4,025	3,724	7,749	2,946	10,695

Accumulated amortisation
At 1 January 2017	1,893	3,139	5,032	1,465	6,497
Charge for the year	188	125	313	203	516
Disposals/reclassified as held for sale	(16)	(72)	(88)	(43)	(131)
Exchange translation differences	(158)	(146)	(304)	(70)	(374)
At 1 January 2018	1,907	3,046	4,953	1,555	6,508
Charge for the year	169	118	287	225	512
Disposals/reclassified as held for sale	(15)	(11)	(26)	(111)	(137)
Exchange translation differences	105	113	218	60	278
At 31 December 2018	2,166	3,266	5,432	1,729	7,161

Net book amount
At 31 December 2017	1,612	446	2,058	1,136	3,194
At 31 December 2018	1,859	458	2,317	1,217	3,534